12 Months Ended
Oct. 31, 2014

MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Prospectus dated October 31, 2014, as supplemented

Supplement dated August 26, 2015

Effective July 1, 2015 the shareholder servicing fee for the Investor Class Shares of each of the Funds was reduced from 0.25% to 0.05%. The following changes have been made to the Prospectus dated October 31, 2014:

1.	The Fees and Expenses Table for the Meridian Equity Income Fund on page 1 of the Prospectus is amended as follows:

Shareholder Fees (fees paid directly from your investment)
Investor Class Shares
Maximum Sales Charge (Load) on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.93%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses	38.10%
Shareholder Servicing Fee	0.05%
Other	38.05%
Total Annual Fund Operating Expenses	39.03%
Fee Waivers and/or Expense Reimbursements	(37.68)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.35%

[2]	The expense information in this table has been restated to reflect current fees.

2.	The Meridian Equity Income Fund Example on page 2 of the Prospectus is amended as follows:

Share Class	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$137	$5,709	$8,134	$9,769

3.	The Fees and Expenses Table for the Meridian Growth Fund on page 6 of the Prospectus is amended as follows:

Shareholder Fees (fees paid directly from your investment)
Investor Class Shares
Maximum Sales Charge (Load) on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fees	0.76%
Distribution (Rule 12b-1) Fees	0.00%
Other Expenses	0.34%
Shareholder Servicing Fee	0.05%
Other	0.29%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers and/or Expense Reimbursements	N/A %
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [1]	1.10%

[2]	The expense information in this table has been restated to reflect current fees.

4.	The Meridian Growth Fund Example on page 7 of the Prospectus is amended as follows:

Share Class	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$112	$350	$606	$1,340

5.	Footnote 1 to the Fees and Expenses Table for the Meridian Contrarian Fund on page 11 of the Prospectus is deleted in its entirety.

6.	Footnote 1 to the Fees and Expenses Table for the Meridian Small Cap Growth Fund on page 16 of the Prospectus is deleted in its entirety.